LONG-TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2015
LONG-TERM DEBT.
Schedule of convertible senior notes

	As of December 31, 2014	As of September 30, 2015
	RMB	RMB
2018 Convertible Senior Notes	4,963,680,000	5,084,480,000
2020 Convertible Senior Notes	—	4,448,920,000
Priceline Convertible Notes I	3,102,300,000	3,177,800,000
2025 Convertible Senior Notes	—	2,542,240,000
Priceline Convertible Notes II	—	1,588,900,000

Total	8,065,980,000	16,842,340,000